FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: December 31, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

                                Cash Assets Trust
                             Schedule of Investments
                                December 31, 2005
                                   (unaudited)



                                 Principal                                Security
                                  Amount                                 Description                                Value     (a)
Commercial Paper  (53.4%):
Automotive  (4.4%):
                                $     20,000,000 Toyota Motor Credit Corp., 3.98%, 05/22/06                      $    19,688,233
                                                                                                                  --------------

Banks  (13.4%):
                                      20,000,000 Lloyds TSB Bank PLC, 4.25%, 02/02/06                                 19,924,356
                                      20,000,000 Louis Dreyfus Corp. LOC Barclays
                                         Bank PLC, 4.26%, 01/18/06                                                    19,959,767
                                      20,000,000 Societe Generale N.A., Inc., 4.31%, 02/09/06
                                                                                                                     19,906,725
                                                                                                                     ----------

                                                                                                                     59,790,848
                                                                                                                     ----------
Borrowing Conduit  (4.5%):
                                      20,000,000 Abbey National North America Corp., 4.29%, 01/04/06
                                                                                                                     19,992,850
                                                                                                                     ----------

Conglomerate (4.5%):
                                      12,000,000 General Electric Capital Corp., 4.12%, 01/03/06                      11,997,253
                                       8,000,000 General Electric Capital Corp., 4.24%, 01/06/06                       7,995,289
                                                                                                                       ---------
                                                                                                                      19,992,542

Finance  (22.2%):
                                      20,000,000 AIG Funding, 4.05%,  01/17/06
                                                                                                                      19,964,000
                                      20,000,000 American Express Credit Corp., 4.26%  01/04/06                       19,990,533
                                      20,000,000 Citigroup Global Markets Holdings, Inc., 4.50%, 06/01/06             19,622,500
                                      20,000,000 PACCAR Financial Corp., 4.31%, 03/02/06                              19,856,333
                                      20,000,000 Swedish Export Credit Corp., 4.27%, 01/31/06
                                                                                                                     19,928,833
                                                                                                                     ----------
                                                                                                                     99,362,199
                                                                                                                     ----------

Insurance  (4.4%):
                                      20,000,000 Prudential Funding, 4.26%, 01/12/06
                                                                                                                     19,973,967
                                                                                                                     ----------


Total Commercial Paper                                                                                               238,800,639
                                                                                                                     -----------

Certificate of Deposit
(4.5%):
Bank  (4.5%):
                                      20,000,000 Wells Fargo, 4.40%, 03/06/06                                         20,000,000
                                                                                                                      ----------

Corporate Note (3.3%):
Insurance (3.3%):
                                       Peoples Benefit Life Insurance,
                                      15,000,000 Variable Rate Note, 4.39%, 12/22/06*                                 15,000,000
                                                                                                                      ----------

U.S. Government Agencies  (31.4%):
Federal Home Loan Bank  (4.9%):
                                      22,000,000 4.00%, 01/24/06                                                      21,943,778
                                                                                                                      ----------

Federal Home Loan Mortgage Corp.  (17.7%):
                                      40,000,000 4.23%, 03/27/06                                                      39,600,406
                                      40,000,000 4.25%, 04/11/06                                                      39,527,889
                                                                                                                      ----------
                                                                                                                      79,128,295

Federal National Mortgage Association  (8.8%):
                                      40,000,000 4.42%, 06/07/06                                                      39,228,955
                                                                                                                      ----------

Total U.S. Government                                                                                                140,301,028
                                                                                                                     -----------
Agencies

Repurchase Agreement  (7.6%):
                                                 Bank of America
                                      34,000,000 3.80%, 01/03/06                                                      34,000,000
                                                                                                                      ----------
                                                 (Proceeds of $34,014,356 to be received at
                                                 maturity, Collateral: $34,680,000
                                                 Federal Home Loan Mortgage Corp. 3.75% due
                                                 03/15/07; the collateral fair value plus
                                                 interest receivable equals $34,669,163)

Investment Company
(0.1%):

                                         362,736 JP Morgan U.S. Government Money Market Fund, Capital                    362,736
                                                    Shares                                                               -------


Total Investments (Amortized Cost                                                                                    448,464,403
$448,464,403**)  - 100.3%
Other assets less
liabilities -   (0.3)%                                                                                               (1,493,376)
                                                                                                                     -----------
NET ASSETS   -   100.0%                                                                                         $   446,971,027
                                                                                                                 ===============

------------

* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at December 31, 2005, and the maturity date reflects the next rate change date. Represents 3.3% of net assets.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                               Percent of
                Portfolio Distribution (unaudited)             Portfolio
                ----------------------------------             ---------
                Commercial Paper                                 53.2 %

                Certificate of Deposit                            4.5

                Corporate Note                                    3.3

                U.S. Government Agencies                         31.3

                Repurchase Agreement                              7.6

                Investment Company                                0.1  %
                                                                  -------
                                                                100.0
                                                                ---------
                                                                ---------

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2005
                                   (unaudited)

                                                                                                   Moody's/S&P
              Principal                     Security                                               Ratings
              Amount                     Description                                              (unaudited)    Value  (a)
              ------                     -----------
MUNICIPAL BONDS (99.7%):

COLORADO (3.5%):
                                 Colorado Housing & Finance
                                 Authority Revenue Bonds, Class I,
                                 Series A-1, Weekly Reset VRDO*,
                                 SPA: FHLB
                      $7,600,000 3.550%, 10/01/30                                                 VMIG1/A-1+   $ 7,600,000
                                                                                                                 ---------

HAWAII (21.1%):
                                 Hawaii State Highway Revenue Series B Prerefunded
                                 07/01/06 @102
                                 FGIC Insured, Collateral: State & Local Government
                                     Series
                       3,705,000 5.600%, 07/01/13                                                  Aaa/AAA       3,822,905

                                 State of Hawaii Series CO General Obligation FGIC
                                 Insured
                       1,000,000 6.000%, 09/01/06                                                  Aaa/AAA       1,019,501

                                 Department of Budget and Finance of the State
                                 Special Purpose Revenue Bonds Pacific Health
                                 (Kapiolani Health Care) Prerefunded 07/01/06
                                 @102 MBIA-IBC Insured, Collateral: State & Local
                                 Government Series
                       1,000,000 6.000%, 07/01/11                                                  Aaa/AAA       1,033,594
                       1,000,000 6.200%, 07/01/16                                                  Aaa/AAA       1,034,550
                       1,000,000 6.250%, 07/01/21                                                  Aaa/AAA       1,034,791

                                 Department of Budget and Finance of the State
                                 Special Purpose Revenue Bonds (The Queen's
                                 Health System) Series A, Prerefunded 07/01/06
                                 @102, Collateral: State & Local Government
                                     Series
                       5,000,000 6.050%, 07/01/16                                                   A1/A+        5,164,865
                       3,500,000 5.750%, 07/01/26                                                   A2/A+        3,612,605

                                 Department of Budget and Finance of the
                                 State Special Purpose Revenue Bonds (The Queen's
                                 Health System) Series A,  Weekly Reset VRDO*,
                                 SPA: Bank of Nova Scotia, AMBAC Insured
                       3,600,000 3.420%, 07/01/29                                                 VMIG1/A-1+     3,600,000
                      25,675,000 3.560%, 07/01/26                                                 VMIG1/A-1     25,675,000
                                                                                                                ----------
                                                                                                                45,997,811
                                                                                                                 ---------

ILLINOIS (5.5%):
                                 Chicago, IL General Obligation
                                 Bonds, Series B, Weekly Reset
                                 VRDO*, SPA: Landesbank Baden-Wurttemberg FGIC
                                 Insured
                       3,000,000 3.490%, 01/01/37                                                 VMIG1/A-1+     3,000,000

                                 Chicago, IL Metropolitan Water
                                 Reclamation District-Greater Chicago
                                 General Obligation Bonds, Series A,
                                 Weekly Reset VRDO*, SPA: Bank of
                                 America
                       9,000,000 3.500%, 12/01/31                                                 VMIG1/A-1+     9,000,000
                                                                                                                 ---------

                                                                                                                12,000,000
                                                                                                                ----------

MASSACHUSETTS (3.5%):
                                 Massachusetts State Health & Educational
                                 Facilities Authority Revenue Wellesley College
                                 Series 1999G Daily Reset VRDO*
                       7,725,000 3.630%, 07/01/39                                                 VMIG1/A-1+     7,725,000
                                                                                                                 ---------

MICHIGAN (4.5%):
                                 Eastern Michigan University, MI
                                 University Revenue Bonds, Daily
                                 Reset VRDO*, FGIC Insured
                       5,510,000 3.750%, 06/01/27                                                  Aaa/A-1+      5,510,000

                                 Northern Michigan University
                                 Revenue Bonds, Daily Reset VRDO*,
                                  FGIC Insured
                       4,310,000 3.750%, 06/01/31                                                 VMIG1/A-1+     4,310,000
                                                                                                                 ---------
                                                                                                                 9,820,000
                                                                                                                 ---------
MISSOURI
(14.1%):
                                 Kansas City, MO Industrial
                                 Development Authority Revenue
                                 Bonds, (Ewing Marion Kaufman
                                 Foundation), Daily Reset VRDO*
                       7,110,000 3.750%, 04/01/27                                                  NR/A-1+       7,110,000
                       1,800,000 3.750%, 04/01/27                                                  NR/A-1+       1,800,000

                                 Missouri State, Health & Educational
                                 Facilities Authority Revenue Bonds
                                 (St. Louis University), Series A, Daily
                                  Reset VRDO*, SPA: Bank of
                                 America N.A.
                       1,185,000 3.800%, 10/01/09                                                 VMIG1/A-1+     1,185,000

                                 Missouri State, Health & Educational
                                 Facilities Authority Revenue Bonds
                                 (St. Louis University), Series B, Daily
                                  Reset VRDO*, SPA: Bank of
                                 America N.A.
                       5,060,000 3.800%, 10/01/24                                                 VMIG1/A-1+     5,060,000

                                 Missouri Sate Health & Educational Facilities
                                 Authority (Washington University), Series B,
                                 SPA: JP Morgan Chase Bank VRDO*
                       1,600,000 3.700%, 03/01/40                                                 Aa1/VMIG1      1,600,000

                                 Missouri State, Health & Educational
                                 Facilities Authority Revenue Bonds
                                 (Washington University), Series C,
                                 Daily Reset VRDO*, SPA: JP Morgan
                                 Chase Bank
                       2,800,000 3.700%, 09/01/30                                                 VMIG1/A-1+     2,800,000

                                 Missouri State, Health & Educational
                                 Facilities Authority Revenue Bonds
                                 (Washington University), Series D,
                                 Daily Reset VRDO*, SPA: JP Morgan
                                 Chase Bank
                       2,100,000 3.700%, 09/01/30                                                 VMIG1/A-1+     2,100,000

                                 University of Missouri, Curators of
                                 the University of Missouri System
                                 Facilities Revenue Bonds, Series A,
                                 Daily Reset VRDO*
                       9,100,000 3.700%, 11/01/32                                                 VMIG1/A-1+     9,100,000
                                                                                                                 ---------
                                                                                                                30,755,000
                                                                                                                ----------
MONTANA (3.5%):
                                 Montana State, Health Facilities
                                 Authority Revenue Bonds, Series A,
                                 Weekly Reset VRDO*, FGIC Insured
                                  SPA: Wells Fargo
                       7,655,000 3.550%, 12/01/15                                                 VMIG1/A-1+     7,655,000
                                                                                                                 ---------
NEVADA (4.1%):
                                 Clark County, NV Airport Revenue
                                 Bonds, Series C, Weekly Reset
                                 VRDO*, FGIC Insured, SPA:
                                 Landesbank Baden-Wurttemberg
                       9,000,000 3.490%, 07/01/29                                                 VMIG1/A-1+     9,000,000
                                                                                                                 ---------
NEW YORK (8.4%):
                                 Long Island, NY Power Authority
                                 Revenue Bonds, Series 1A, Weekly
                                 Reset VRDO*, LOC:  Bayerische
                                 Landesbank
                       9,000,000 3.560%, 05/01/33                                                 VMIG1/A-1+     9,000,000

                                 New York, NY City Transitional
                                 Finance Authority Revenue Bonds,
                                 Series 3, Daily Reset VRDO*, SPA:
                                 Royal Bank of Canada
                       9,200,000 3.700%, 11/01/22                                                 VMIG1/A-1+     9,200,000
                                                                                                                 ---------
                                                                                                                18,200,000
                                                                                                                ----------
NORTH CAROLINA (9.2%):
                                 Charlotte, NC  Airport Revenue Bonds,
                                 Series A, Weekly Reset VRDO*, MBIA Insured, SPA:
                                 JP Morgan Chase
                       4,420,000 3.480%,  07/01/16                                                VMIG1/A-1+     4,420,000

                                 Concord, NC Utility Systems
                                 Revenue Bonds, Series B, Weekly
                                 Reset VRDO*, FSA Insured, SPA:
                                 Wachovia Bank
                       8,820,000 3.480%, 12/01/22                                                  VMIG1/NR      8,820,000

                                 Durham, NC Public Improvement General
                                 Obligation Bonds  Weekly Reset VRDO*, SPA:
                                 Wachovia Bank of NC
                       2,975,000 3.510%, 02/01/11                                                 VMIG1/A-1+     2,975,000

                                 Durham, NC General Obligation Bonds
                                 (Public Improvement Project), Weekly
                                 Reset VRDO*, SPA: Wachovia Bank of
                                 North Carolina
                       1,150,000 3.510%, 02/01/09                                                 VMIG1/A-1+     1,150,000
                       1,270,000 3.510%, 02/01/12                                                 VMIG1/A-1+     1,270,000
                       1,475,000 3.510%, 02/01/13                                                 VMIG1/A-1+     1,475,000
                                                                                                                 ---------
                                                                                                                20,110,000
                                                                                                                ----------
OHIO (1.5%):
                                 Ohio Housing Finance Agency
                                 Mortgage Revenue Bonds (Residential
                                  Mortgage), Series E-AMT, Weekly
                                 Reset VRDO*, SPA: FHLB
PENNSYLVANIA (3.8%)
                       3,175,000 3.530%, 09/01/34                                                  VMIG1/NR      3,175,000
                                                                                                                 ---------
                                 Philadelphia, PA Hospital & Education
                                 Facility Authority Revenue (Children's
                                 Hospital) Project C, MBIA Insured, SPA:
                                 JP Morgan Chase Bank VRDO*
                       1,400,000 3.700%, 07/01/31                                                 Aaa/VMIG1
                                                                                                                 1,400,000

                                 Philadelphia, PA Hospital & Education
                                 Facility Authority (Children's Hospital) Series 2003A D
                                 Daily Reset VRDO*; SPA: JP Morgan Chase
                       5,100,000 3.700%, 02/15/14                                                 VMIG1/Aa2
                                                                                                                 5,100,000

                                 Philadelphia, PA Hospital & Education Facility
                                 Authority Revenue (Children's Hospital)
                                 Project D, MBIA Insured, SPA: Westdeutsche
                                 Landesbank VRDO*
                       1,700,000 3.700%, 07/01/31                                                 Aaa/VMIG2
                                                                                                                 1,700,000
                                                                                                                 ---------
                                                                                                                 8,200,000
                                                                                                                 ---------
TEXAS (4.0%):
                                 Texas State, TX Turnpike Authority
                                 Central System Revenue Bonds,
                                 Series B, Weekly Reset VRDO*,
                                 AMBAC Insured, SPA: Bank of Nova Scotia
                       8,600,000 3.480%, 08/15/42                                                  Aaa/A-1       8,600,000
                                                                                                                 ---------
VIRGINIA (2.8%):
                                 University of Virginia Revenue
                                 Bonds, Series A, Weekly Reset VRDO*
                       6,000,000 3.520%, 06/01/34                                                 VMIG1/A-1+     6,000,000
                                                                                                                 ---------
WASHINGTON (4.0%):
                                 Seattle, WA Water System Revenue
                                  Bonds, Series A, Weekly Reset
                                 VRDO*, LOC: Bayerische
                                 Landesbank
                       8,600,000 3.440%, 03/01/32                                                 VMIG1/A-1+     8,600,000
                                                                                                                 ---------

INVESTMENT COMPANIES  (6.2%):
                       4,600,000 Goldman Sachs Financial Square Tax-Free Money
                                 Market Fund Institutional
                                 Shares                                                                          4,600,000
                       9,000,000 Dreyfus Tax-Exempt Money Market Institutional
                                 Shares
                                                                                                                 9,000,000
                                                                                                                 ---------
                                                                                                                13,600,000
                                                                                                                ----------

                                 Total Investments (Amortized Cost $217,037,811**) -                           217,037,811
                                      99.7%
                                 Other assets less liabilities- 0.3%
                                                                                                                   654,872
                                                                                                                   -------
                                 NET ASSETS-100.0%
                                                                                                              $217,692,683
____________                                                                                                  ------------
                                                                                                              ------------



* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                           Percent of
                 Portfolio Distribution (unaudited)       Portfolio
                 ----------------------------------       ---------
                 Colorado                                         %
                                                              3.5
                 Hawaii
                                                             21.2
                 Illinois
                                                              5.5
                 Massachusetts
                                                              3.5
                 Michigan
                                                              4.5
                 Missouri
                                                             14.2
                 Montana
                                                              3.5
                 Nevada
                                                              4.1
                 New York
                                                              8.4
                 North Carolina
                                                              9.2
                 Ohio
                                                              1.5
                 Pennsylvania
                                                              3.8
                 Texas
                                                              4.0
                 Virginia
                                                              2.8
                 Washington
                                                              4.0
                 Investment Companies
                                                              6.3
                                                              ----
                                                            100.0%
                                                            ------
                                                            ------

     PORTFOLIO ABBREVIATIONS:
     AMBAC - American Municipal Bond Assurance Corp.
     AMT - Alternative Minimum Tax FGIC - Financial
     Guaranty Insurance Corporation FHLB - Federal
     Home Loan Bank FSA - Financial Security
     Assurance IBC- Insured Bond Certificate LOC -
     Letter of Credit MBIA- Municipal Bond Investors
     Assurance SPA - Standby Bond Purchase Agreement
     VRDO - Variable Rate Demand Obligation

     See accompanying notes to financial statements.


                    Tax-Free Cash Assets Trust
                  NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.





             U.S. Government Securities Cash Assets Trust-- Schedule
                                 of Investments
                                December 31, 2005

                                   (unaudited)
                                      Principal       Security
                                       Amount         Description                  Value    (a)
                                       ------         -----------                  -----
U.S. Government Agencies (100.1%):
Federal Farm Credit Bank (1.1%):
                                   $15,000,000  4.24%, 3/30/06               $   14,844,533
                                                                            ---------------

Federal Home Loan Bank  (99.0%):
                                   276,000,000  3.61%, 1/03/06                 275,944,689
                                    40,000,000  4.02%, 1/04/06                  39,986,600
                                    55,000,000  4.02%, 1/10/06                  54,944,725
                                    41,000,000  4.04%, 1/11/06                  40,953,989
                                    55,000,000  4.02%, 1/12/06                  54,932,442
                                    78,000,000  4.14%, 1/13/06                  77,892,320
                                    75,000,000  4.15%, 1/17/06                  74,861,667
                                    70,000,000  4.10%, 1/18/06                  69,864,637
                                    75,000,000  4.13%, 1/25/06                  74,793,250
                                    25,000,000  4.18%, 2/01/06                  24,910,014
                                    47,000,000  4.21%, 2/03/06                  46,818,619
                                    48,000,000  4.07%, 2/08/06                  47,793,787
                                    21,000,000  4.08%, 2/13/06                  20,897,785
                                    88,000,000  4.14%, 2/15/06                  87,544,600
                                     7,000,000  4.24%, 2/17/06                    6,961,251
                                    20,000,000  4.18%, 2/21/06                  19,881,567
                                    75,000,000  4.23%, 3/03/06                  74,463,073
                                    48,500,000  4.28%, 3/08/06                  48,119,437
                                    65,000,000  4.27%, 3/10/06                  64,476,107
                                    25,000,000  4.30%, 3/29/06                  24,740,208
                                    65,000,000  4.36%, 5/24/06                  63,874,272
                                    15,000,000  4.36%, 5/31/06                  14,727,500
                                                                               -----------

                                                                              1,309,382,539
                                                                             --------------

Total U.S. Government Agencies                                                1,324,227,072
                                                                              -------------

Investment Company (0.2%):
                         2,737,452 JP Morgan U.S. Government
                                      Money Market Fund, Capital Shares          2,737,452
                                                                                 ---------

Total Investments (Amortized Cost $1,326,964,524*)  - 100.3%                 1,326,964,524

Other assets less liabilities -   (0.3)%                                        (4,254,104)
                                                                                -----------
NET ASSETS   -   100.0%                                                      $1,322,710,420
                                                                             ==============
------------

* Cost for Federal income tax and financial reporting purposes is identical.

                                              Percent of
Portfolio Distribution (unaudited)             Portfolio

U.S. Government Agencies                       99.8 %
Investment Company                              0.2
                                               -------
                                              100.0 %
                                              ========

                             See accompanying notes
                            to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 27, 2006